DISCONTINUED OPERATIONS AND ASSETS AND LIABILITIES HELD FOR SALE - Assets and Liabilities Held for Sale (Details) - USD ($) $ in Millions	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets and liabilities classified as held for sale [Line Items]
Tangible assets and right of use assets	$ 3,026		$ 2,750
Other investments	188		86	$ 147
Inventories	802		725	758
Trade, other receivables and other assets	464		372	311
Deferred taxation	7		105	0
Cash and cash restricted for use	73		64	66
Assets held for sale	0		601	0
Total assets	7,672		6,863	6,643
Lease liabilities	153		171	0
Trade and other payables	635		601	597
Total liabilities	$ 3,932		4,187	$ 3,949
South African assets | Disposal groups classified as held for sale
Assets and liabilities classified as held for sale [Line Items]
Tangible assets and right of use assets		$ 359	429
Other investments		76	84
Inventories		75	37
Trade, other receivables and other assets		5	4
Deferred taxation		40	15
Cash and cash restricted for use		0	12
Assets held for sale		555	581
Total assets		555
Lease liabilities		2	3
Environmental rehabilitation and other provisions		198	211
Trade and other payables		55	58
Total liabilities		255	272
Net assets		$ 300	$ 309